Receivables	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Receivables [Abstract]
Receivables
Receivables
Receivables consist primarily of amounts due from government Medicaid agencies, which may be subject to potential retroactive adjustments. Because all of our receivable amounts are readily determinable and substantially all of our creditors are governmental authorities, our allowance for doubtful accounts is immaterial. The information below is presented by segment.

	June 30, 2016	December 31, 2015
	(In millions)
California	$180	$104
Florida	103	22
Illinois	106	35
Michigan	62	39
New Mexico	64	51
Ohio	112	66
Puerto Rico	50	33
South Carolina	11	6
Texas	60	56
Utah	38	18
Washington	81	53
Wisconsin	46	22
Direct delivery and other	5	6
Total Health Plans segment	918	511
Molina Medicaid Solutions segment	41	37
Other segment	53	49
	$1,012	$597

Receivables
Receivables consist primarily of amounts due from government Medicaid agencies, which may be subject to potential retroactive adjustments. Because all of our receivable amounts are readily determinable and substantially all of our creditors are governmental authorities, our allowance for doubtful accounts is immaterial. The information below is presented by segment.

	December 31,
	2015	2014
	(In millions)
California	$104	$311
Florida	22	2
Illinois	35	32
Michigan	39	20
New Mexico	51	50
Ohio	66	45
Puerto Rico	33	—
South Carolina	6	4
Texas	56	29
Utah	18	6
Washington	53	43
Wisconsin	22	8
Direct delivery and other	6	11
Total Health Plans segment	511	561
Molina Medicaid Solutions segment	37	35
Other segment	49	—
	$597	$596